Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2020 CAD ($) Carats	Dec. 31, 2020 USD ($) Carats	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Financial Instruments [Line Items]
Trade and other current receivables		$ 797		$ 1,688
Secured bank loans received		$ 374,706		378,869	$ 299.9	$ 299.9
Percentage of entity's revenue		49.00%	49.00%
Run of Mine Diamonds | Dunebridge [member]
Disclosure Of Financial Instruments [Line Items]
Estimated amount of sales to related party	$ 50.0		$ 100.0
Revenue from transaction with related party			$ 49.4
Estimated quantity of sales to related party | Carats		10.8	10.8
Credit risk [member]
Disclosure Of Financial Instruments [Line Items]
Trade and other current receivables		$ 797		1,688
10% Change [Member]
Disclosure Of Financial Instruments [Line Items]
Increase (decrease) in net income		38,200		36,100
First lien revolving credit facility [Member]
Disclosure Of Financial Instruments [Line Items]
Secured bank loans received		381,700		389,300	299.9	299.9
Dunebridge RCF [Member]
Disclosure Of Financial Instruments [Line Items]
Secured bank loans received					$ 25.0	$ 0.0
Harmonized sales tax refunds [Member]
Disclosure Of Financial Instruments [Line Items]
Trade and other current receivables		$ 604		$ 936